Quarterly Holdings Report
for

Fidelity® Japan Fund

January 31, 2021

JPN-QTLY-0321
1.813056.116

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 8.4%
Entertainment - 1.8%
Daiichikosho Co. Ltd.	124,500	$4,278,963
Nexon Co. Ltd.	196,000	5,959,807
Nintendo Co. Ltd.	9,100	5,238,282
		15,477,052
Interactive Media & Services - 1.5%
Hypebeast Ltd. (a)	20,787,500	2,761,568
Z Holdings Corp.	1,709,100	10,612,427
		13,373,995
Media - 0.4%
ValueCommerce Co. Ltd.	115,200	3,218,055
Wireless Telecommunication Services - 4.7%
SoftBank Group Corp.	536,200	41,541,020

TOTAL COMMUNICATION SERVICES		73,610,122

CONSUMER DISCRETIONARY - 13.5%
Auto Components - 2.1%
DaikyoNishikawa Corp.	526,700	3,897,012
DENSO Corp.	267,500	14,830,040
		18,727,052
Automobiles - 1.4%
Suzuki Motor Corp.	271,900	12,221,158
Distributors - 0.6%
Arata Corp.	112,800	4,959,129
Hotels, Restaurants & Leisure - 0.8%
Curves Holdings Co. Ltd.	580,500	4,616,512
Koshidaka Holdings Co. Ltd.	580,500	2,311,027
		6,927,539
Household Durables - 4.7%
Sony Corp.	434,200	41,558,432
Internet & Direct Marketing Retail - 1.6%
Mercari, Inc. (a)	104,900	5,047,458
ZOZO, Inc.	329,700	9,232,041
		14,279,499
Leisure Products - 0.6%
Bandai Namco Holdings, Inc.	62,500	5,334,980
Multiline Retail - 0.6%
Ryohin Keikaku Co. Ltd.	211,400	5,047,605
Specialty Retail - 0.8%
Nitori Holdings Co. Ltd.	35,700	7,085,808
Textiles, Apparel & Luxury Goods - 0.3%
Descente Ltd. (a)	181,400	2,930,248

TOTAL CONSUMER DISCRETIONARY		119,071,450

CONSUMER STAPLES - 8.8%
Food & Staples Retailing - 5.0%
Ain Holdings, Inc.	123,400	7,740,112
Nishimoto Co. Ltd.	137,900	3,483,540
Seven & i Holdings Co. Ltd.	365,000	13,938,629
Sugi Holdings Co. Ltd.	52,700	3,466,543
Sundrug Co. Ltd.	70,300	2,788,644
Tsuruha Holdings, Inc.	55,700	7,402,205
Welcia Holdings Co. Ltd.	158,800	5,397,184
		44,216,857
Food Products - 0.6%
Morinaga & Co. Ltd.	124,000	4,930,641
Personal Products - 3.2%
Kao Corp.	211,500	15,339,782
Kose Corp.	33,500	5,382,644
Shiseido Co. Ltd.	122,600	7,946,264
		28,668,690

TOTAL CONSUMER STAPLES		77,816,188

FINANCIALS - 8.7%
Banks - 2.6%
Sumitomo Mitsui Financial Group, Inc.	736,900	22,894,250
Capital Markets - 1.1%
JAFCO Co. Ltd.	81,600	4,409,337
SBI Holdings, Inc. Japan	188,400	4,690,889
		9,100,226
Diversified Financial Services - 2.7%
ORIX Corp.	1,486,900	23,777,340
Insurance - 2.3%
Lifenet Insurance Co. (a)(b)	255,900	3,488,713
Tokio Marine Holdings, Inc.	346,800	16,994,839
		20,483,552

TOTAL FINANCIALS		76,255,368

HEALTH CARE - 11.1%
Health Care Equipment & Supplies - 7.2%
Hoya Corp.	316,800	40,513,017
Olympus Corp.	917,400	16,549,022
Paramount Bed Holdings Co. Ltd.	24,000	1,050,551
Sysmex Corp.	41,000	4,789,107
		62,901,697
Health Care Providers & Services - 0.4%
Ship Healthcare Holdings, Inc.	66,700	3,846,179
Pharmaceuticals - 3.5%
Astellas Pharma, Inc.	754,100	12,240,578
Takeda Pharmaceutical Co. Ltd.	522,341	18,370,542
		30,611,120

TOTAL HEALTH CARE		97,358,996

INDUSTRIALS - 19.6%
Building Products - 3.1%
Daikin Industries Ltd.	88,400	18,664,109
Toto Ltd.	152,600	8,435,286
		27,099,395
Commercial Services & Supplies - 1.9%
Park24 Co. Ltd.	491,100	9,339,550
Secom Co. Ltd.	84,500	7,645,296
		16,984,846
Construction & Engineering - 0.5%
Mirait Holdings Corp. (b)	245,800	3,918,908
Electrical Equipment - 2.2%
Nidec Corp.	145,900	19,416,111
Machinery - 5.4%
FANUC Corp.	43,300	11,304,299
Kitz Corp.	548,200	3,145,431
Minebea Mitsumi, Inc.	415,300	9,194,527
Misumi Group, Inc.	450,460	14,643,337
Nabtesco Corp.	212,000	9,482,266
		47,769,860
Professional Services - 4.8%
Outsourcing, Inc.	179,100	2,245,055
Persol Holdings Co. Ltd.	888,300	16,613,487
Recruit Holdings Co. Ltd.	230,500	10,026,157
SMS Co., Ltd.	269,900	10,010,611
TechnoPro Holdings, Inc.	42,200	3,219,037
		42,114,347
Trading Companies & Distributors - 1.7%
Itochu Corp.	312,400	8,939,988
Trusco Nakayama Corp.	244,800	6,333,553
		15,273,541

TOTAL INDUSTRIALS		172,577,008

INFORMATION TECHNOLOGY - 19.2%
Electronic Equipment & Components - 7.3%
Dexerials Corp.	587,800	7,699,285
Hitachi Ltd.	402,800	16,558,851
Iriso Electronics Co. Ltd.	118,600	5,395,284
Murata Manufacturing Co. Ltd.	201,200	19,324,868
Shimadzu Corp.	147,200	5,600,191
TDK Corp.	59,600	9,604,735
		64,183,214
IT Services - 8.2%
Digital Hearts Holdings Co. Ltd.	122,492	1,479,330
DTS Corp.	187,800	3,992,845
Future Corp.	140,000	2,345,697
GMO Internet, Inc.	322,500	9,128,956
Infocom Corp.	133,900	3,879,770
ITOCHU Techno-Solutions Corp.	188,400	6,637,033
Net One Systems Co. Ltd.	224,900	7,493,446
Nomura Research Institute Ltd.	126,900	4,282,701
NSD Co. Ltd.	376,800	7,216,199
NTT Data Corp.	546,300	7,833,716
Otsuka Corp.	92,200	4,638,828
Poletowin Pitcrew Holdings, Inc.	280,000	3,100,864
SCSK Corp.	94,500	5,250,752
TIS, Inc.	233,700	5,198,539
		72,478,676
Semiconductors & Semiconductor Equipment - 1.7%
Renesas Electronics Corp. (a)	1,310,100	15,009,022
Software - 2.0%
Money Forward, Inc. (a)	206,900	8,493,675
Oracle Corp. Japan	77,000	9,078,715
		17,572,390

TOTAL INFORMATION TECHNOLOGY		169,243,302

MATERIALS - 7.2%
Chemicals - 7.2%
JSR Corp.	244,600	7,460,948
Kansai Paint Co. Ltd.	329,800	9,713,428
KH Neochem Co. Ltd.	220,399	4,967,894
Nissan Chemical Corp.	97,200	5,530,689
NOF Corp.	128,400	6,165,946
Shin-Etsu Chemical Co. Ltd.	128,800	22,348,943
Tokyo Ohka Kogyo Co. Ltd.	104,600	7,040,241
		63,228,089
REAL ESTATE - 3.0%
Real Estate Management & Development - 3.0%
Daiwa House Industry Co. Ltd.	227,300	6,433,060
Nomura Real Estate Holdings, Inc.	100,000	2,228,269
Open House Co. Ltd.	227,500	9,165,593
Relo Group, Inc.	266,800	6,632,748
Tokyo Tatemono Co. Ltd.	151,000	2,034,092
		26,493,762
TOTAL COMMON STOCKS
(Cost $606,014,264)		875,654,285

Money Market Funds - 0.8%
Fidelity Cash Central Fund 0.09% (c)	4,407,116	4,407,997
Fidelity Securities Lending Cash Central Fund 0.09% (c)(d)	2,204,786	2,205,007
TOTAL MONEY MARKET FUNDS
(Cost $6,613,004)		6,613,004
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $612,627,268)		882,267,289
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(2,300,636)
NET ASSETS - 100%		$879,966,653

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,946
Fidelity Securities Lending Cash Central Fund	22,210
Total	$25,156

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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